Trade and other receivables	12 Months Ended
Mar. 31, 2019
Disclosure Of Trade And Other Receivables [Abstract]
Trade and other receivables

17. Trade and other receivables

Significant accounting policies that apply to trade and other receivables

We initially recognise trade and other receivables at fair value, which is usually the original invoiced amount. They are subsequently carried at amortised cost using the effective interest method. The carrying amount of these balances approximates to fair value due to the short maturity of amounts receivable.

We provide services to consumer and business customers, mainly on credit terms. We know that certain debts due to us will not be paid through the default of a small number of our customers. Because of this, we recognise an allowance for doubtful debts on initial recognition of receivables, which is deducted from the gross carrying amount of the receivable. The allowance is calculated by reference to credit losses expected to be incurred over the lifetime of the receivable. In estimating a loss allowance we consider historical experience and informed credit assessment alongside other factors such as the current state of the economy and particular industry issues. We consider reasonable and supportable information that is relevant and available without undue cost or effort.

Once recognised, trade receivables are continuously monitored and updated. Allowances are based on our historical loss experiences for the relevant aged category as well as forward-looking information and general economic conditions. Allowances are calculated by individual customer-facing units in order to reflect the specific nature of the customers relevant to that customer-facing unit.

17. Trade and other receivables continued

At 31 March	2019 £m	2018 £m	2017 £m

Current
Trade receivables	1,732	1,741	1,774
Prepayments[a]	698	1,103	733
Accrued income[b]	34	777	955
Deferred contract costs[c]	417	-	-
Other receivables[d]	341	393	373
	3,222	4,014	3,835

At 31 March	2019 £m	2018 £m	2017 £m
Non-current
Other assets[e]	173	317	360
Deferred contract costs[c]	272	-	-
	445	317	360

[a] 2017/18 includes £325m in respect of the acquisition of Spectrum.

[b] Accrued income recognised in prior years has been substantially reclassified to contract assets on adoption of IFRS 15. See notes 1 and 2.

[c] Deferred contract costs arise following adoption of IFRS 15 on 1 April 2018. See notes 1 and 2.

[d] Other receivables includes assets held for sale of £nil. (2017/18: £nil, 2016/17: £22m). £89m assets held for sale as at 31 March 2019 are presented separately on the face of the balance sheet.

[e] Other assets comprise prepayments and leasing debtors. Included in prior year comparatives are costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts (2017/18: £145m, 2016/17: £163m), which are presented within deferred contract costs following adoption of IFRS 15.

Trade receivables are stated after deducting allowances for doubtful debts, as follows:

	2019 £m	2018 £m	2017 £m
At 1 April	375	303	195
Expense	95	129	211
Utilised	(165)	(61)	(114)
Exchange differences	(6)	4	11
At 31 March	299	375	303

Included within the 2016/17 expense above are amounts for exposures relating to the Italian business investigation.

Note 27 provides further disclosure regarding the credit quality of our gross trade receivables. Trade receivables are due as follows:

			Past due and not specifically impaired
At 31 March	Not past due £m	Trade receivables specifically impaired net of provision £m	Between 0 and 3 months £m	Between 3 and 6 months £m	Between 6 and 12 months £m	Over 12 months £m	Total £m
2019	1,229	34	371	42	40	16	1,732
2018	1,251	61	293	44	25	67	1,741
2017	1,184	146	292	17	41	94	1,774

Gross trade receivables which have been specifically impaired amounted to £57m (2017/18: £124m, 2016/17: £238m).

Trade receivables not past due and accrued income are analysed below by customer-facing unit.

	Trade receivables not past due			Accrued income
At 31 March	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m
Consumer	457	—	—	32	—	—
Enterprise	274	—	—	2	—	—
Global Services	498	477	444	-	222	297
Openreach	-	61	1	-	67	78
BT Consumer	-	157	128	-	86	90
EE	-	206	335	-	122	170
Business and Public Sector	-	253	200	-	134	151
Wholesale and Ventures	-	92	75	-	145	167
Other	-	5	1	-	1	2
Total	1,229	1,251	1,184	34	777	955

Given the broad and varied nature of our customer base, the analysis of trade receivables not past due and accrued income by customer-facing unit is considered the most appropriate disclosure of credit concentrations. Cash collateral held against trade and other receivables amounted to £9m (2017/18: £6m, 2016/17: £4m).

17. Trade and other receivables continued

Deferred contract costs

Significant accounting policies that apply to deferred contract costs

We capitalise certain costs associated with the acquisition and fulfilment of contracts with customers and amortise them over the period that we transfer the associated services.

Connection costs are deferred as contract fulfilment costs because they allow satisfaction of the associated connection performance obligation and are considered recoverable. Sales commissions and other third party contract acquisition costs are capitalised as costs to acquire a contract unless the associated contract term is less than 12 months, in which case they are expensed as incurred. Capitalised costs are amortised over the minimum contract term. A portfolio approach is used to determine contract term.

Where the initial set-up, transition and transformation phases of long-term contractual arrangements represent distinct performance obligations, costs in delivering these services are expensed as incurred. Where these services are not distinct performance obligations, we capitalise eligible costs as a cost of fulfilling the related service. Capitalised costs are amortised on a straight line basis over the remaining contract term, unless the pattern of service delivery indicates a more appropriate profile. To be eligible for capitalisation, costs must be directly attributable to specific contracts, relate to future activity, and generate future economic benefits. Capitalised costs are regularly assessed for recoverability.

The following table shows the movement on deferred costs:

	Deferred connection costs £m	Deferred contract acquisition costs - commissions £m	Deferred contract acquisition costs - dealer incentives £m	Transition and transformation £m	Total £m

At 1 April 2018	7	85	416	161	669
Additions	15	76	446	32	569
Amortisation	(14)	(76)	(426)	(53)	(569)
Impairment	-	(5)	(4)	(1)	(10)
Other	23	6	-	1	30
At 31 March 2019	31	86	432	140	689